Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Charlotte Funds
Entity Central Index Key	0001532203
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000109500
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VTIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
AssetsNet	$ 102,917,000,000
Holdings Count | Holding	7,403
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$102,917
Number of Portfolio Holdings	7,403
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.9%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.6%
Other Assets and Liabilities—Net	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109503
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BNDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[2]
AssetsNet	$ 102,917,000,000
Holdings Count | Holding	7,403
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$102,917
Number of Portfolio Holdings	7,403
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.9%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.6%
Other Assets and Liabilities—Net	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109501
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[3]
AssetsNet	$ 102,917,000,000
Holdings Count | Holding	7,403
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$102,917
Number of Portfolio Holdings	7,403
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.9%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.6%
Other Assets and Liabilities—Net	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109502
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VTIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[4]
AssetsNet	$ 102,917,000,000
Holdings Count | Holding	7,403
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$102,917
Number of Portfolio Holdings	7,403
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.9%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.6%
Other Assets and Liabilities—Net	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000217896
Shareholder Report [Line Items]
Fund Name	Total International Bond II Index Fund
Class Name	Investor Shares
Trading Symbol	VTIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[5]
AssetsNet	$ 126,982,000,000
Holdings Count | Holding	7,865
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$126,982
Number of Portfolio Holdings	7,865
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.8%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.7%
Other Assets and Liabilities—Net	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000217897
Shareholder Report [Line Items]
Fund Name	Total International Bond II Index Fund
Class Name	Institutional Shares
Trading Symbol	VTILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[6]
AssetsNet	$ 126,982,000,000
Holdings Count | Holding	7,865
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$126,982
Number of Portfolio Holdings	7,865
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.0%
Asia	19.8%
Europe	62.7%
North America	10.4%
Oceania	3.8%
South America	0.7%
Other Assets and Liabilities—Net	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.